Discontinued Operations - Income Statement and Balance Sheet Disclosures (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Income tax expense									$ (79)	$ (82)	$ (78)
Net income (loss) from discontinued operations(2)	$ (11,418)	$ (942)	$ 1,835	$ (1,392)	$ (809)	$ (277)	$ (1,313)	$ (1,161)	(11,918)	(3,560)	(2,494)
Impairment and other charges	9,100								9,086	0	2,511
ASSETS
Current assets of discontinued operations	9,252				7,640				9,252	7,640
Long-term assets of discontinued operations	1,956				14,354				1,956	14,354
LIABILITIES
Current liabilities of discontinued operations	5,319				7,932				5,319	7,932
Neighborhood Diabetes
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenue									60,332	57,399	61,945
Cost of revenue									45,449	41,237	39,319
Gross profit									14,883	16,162	22,626
Sales and marketing									9,945	10,292	10,518
General and administrative									16,967	9,293	14,568
Total operating expenses									26,912	19,585	25,086
Interest and other income (expense), net									190	(55)	44
Income (loss) from discontinued operations before taxes									(11,839)	(3,478)	(2,416)
Income tax expense									(79)	(82)	(78)
Net income (loss) from discontinued operations(2)									(11,918)	(3,560)	$ (2,494)
ASSETS
Accounts receivable, net	5,857				4,639				5,857	4,639
Inventories, net	2,019				1,649				2,019	1,649
Prepaid expenses and other current assets	1,376				1,352				1,376	1,352
Current assets of discontinued operations	9,252				7,640				9,252	7,640
Property and equipment, net	0				127				0	127
Intangible assets, net	1,788				14,064				1,788	14,064
Goodwill	140				140				140	140
Other non-current assets	28				23				28	23
Long-term assets of discontinued operations	1,956				14,354				1,956	14,354
Total assets of discontinued operations	11,208				21,994				11,208	21,994
LIABILITIES
Accrued expenses and other current liabilities	3,436				2,079				3,436	2,079
Accrued expenses and other current liabilities	1,883				5,853				1,883	5,853
Current liabilities of discontinued operations	5,319				7,932				5,319	7,932
Total liabilities of discontinued operations	$ 5,319				$ 7,932				$ 5,319	$ 7,932